Schedule of Investments (unaudited) September 30, 2022	BlackRock Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Advantage CoreAlpha Bond Master Portfolio	$963,917,783

Total Investments — 100.0% (Cost: $1,083,035,496)	963,917,783
Liabilities in Excess of Other Assets — (0.0)%	(363,955)

Net Assets — 100.0%	$963,553,828

BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2022, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $963,917,783 and 90.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$1,600	$1,573,987
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/30(a)	5,460	5,125,769
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	622	578,650
Series 2021-N2, Class C, 1.07%, 03/10/28	2,652	2,527,179
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 3.58%, 02/26/35(b)	113	107,553
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 2.97%, 04/25/24(b)	420	418,238
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(b)	14	13,709
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 3.83%, 03/25/34(b)	6	5,408
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 09/16/24	298	297,615
Series 2018-4, Class D, 4.09%, 01/15/26	438	437,923
Series 2020-1, Class C, 2.36%, 03/16/26	2,301	2,296,353
Series 2020-1, Class D, 2.70%, 05/17/27	7,600	7,467,113
Series 2020-2, Class C, 2.28%, 08/17/26	1,673	1,662,968
Series 2021-1, Class C, 1.02%, 06/15/27	6,240	6,042,394
Series 2021-1, Class D, 1.45%, 01/16/29	1,890	1,757,650
Exeter Automobile Receivables Trust
Series 2020-3A, Class D, 1.73%, 07/15/26	1,730	1,672,225
Series 2021-1A, Class C, 0.74%, 01/15/26	7,930	7,775,180
Series 2021-3A, Class B, 0.69%, 01/15/26	2,500	2,451,754
Series 2021-3A, Class C, 0.96%, 10/15/26	2,950	2,811,685
Ford Credit Auto Owner Trust(a)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870	2,759,059
Series 2019-1, Class A, 3.52%, 07/15/30	450	442,819
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	2,556	2,458,916
Series 2021-2, Class C, 0.97%, 12/26/28	1,099	1,053,772
Series 2021-3, Class B, 0.76%, 02/26/29	4,601	4,402,662
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A-3, 4.28%, 02/01/36	85	78,442
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,056,765
Santander Drive Auto Receivables Trust
Series 2018-5, Class D, 4.19%, 12/16/24	173	173,528
Series 2020-2, Class D, 2.22%, 09/15/26	8,000	7,811,619
Series 2020-4, Class C, 1.01%, 01/15/26	5,334	5,271,770
Series 2021-1, Class C, 0.75%, 02/17/26	4,730	4,653,153
Series 2021-3, Class C, 0.95%, 09/15/27	4,420	4,269,602
Series 2021-4, Class C, 1.26%, 02/16/27	5,030	4,805,442
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	4,790	4,505,886
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/33(a)	5,680	5,186,433
Upstart Securitization Trust(a)
Series 2021-1, Class A, 0.87%, 03/20/31	416	413,211
Series 2021-3, Class A, 0.83%, 07/20/31	2,047	1,981,848
Series 2021-4, Class A, 0.84%, 09/20/31	3,630	3,480,728
Series 2021-5, Class A, 1.31%, 11/20/31	1,306	1,262,840
Westlake Automobile Receivables Trust(a)
Series 2020-2A, Class B, 1.32%, 07/15/25	282	281,097
Series 2020-2A, Class C, 2.01%, 07/15/25	5,920	5,859,492

Security	Par (000)	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2020-3A, Class B, 0.78%, 11/17/25	$3,480	$3,451,713
Series 2020-3A, Class C, 1.24%, 11/17/25	4,250	4,135,046
Series 2022-1A, Class B, 2.75%, 03/15/27	3,970	3,837,299

Total Asset-Backed Securities — 11.5% (Cost: $127,517,766)		122,656,495

	Shares

Common Stocks

Diversified Financial Services(c) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—

		1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$378	250,040

Aerospace & Defense — 0.8%
3M Co., 2.65%, 04/15/25(d)	1,710	1,610,635
Boeing Co., 4.51%, 05/01/23(d)	1,300	1,295,450
Carlisle Cos., Inc., 2.75%, 03/01/30	1,729	1,412,045
General Dynamics Corp.
3.25%, 04/01/25	1,130	1,091,335
2.25%, 06/01/31(d)	1,350	1,100,434
Lockheed Martin Corp.
4.15%, 06/15/53(d)	700	585,094
4.30%, 06/15/62	535	447,523
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	95	75,467
TransDigm U.K. Holdings PLC, 6.88%, 05/15/26	600	568,942

		8,186,925

Automobiles — 0.4%
American Honda Finance Corp., 1.20%, 07/08/25	900	814,312
General Motors Financial Co., Inc.
4.15%, 06/19/23	215	213,964
2.90%, 02/26/25	1,335	1,247,301
Genuine Parts Co., 1.88%, 11/01/30	1,530	1,138,115
Toyota Motor Credit Corp., 3.65%, 08/18/25	1,110	1,074,771

		4,488,463

Banks — 2.3%
Bank of Montreal, 2.65%, 03/08/27	935	833,750
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	2,650	2,573,355
2.25%, 01/28/25	1,960	1,837,144
First Republic Bank, (1 day SOFR + 0.62%), 1.91%, 02/12/24(b)	2,500	2,467,932
HSBC USA, Inc., 3.75%, 05/24/24	441	432,232
ING Groep NV, 4.10%, 10/02/23	2,290	2,261,398

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada, 3.63%, 05/04/27(d)	$1,030	$958,252
Santander U.K. Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	240	206,162
SVB Financial Group, 1.80%, 02/02/31	129	92,322
Toronto-Dominion Bank, 1.45%, 01/10/25(d)	1,420	1,314,613
Truist Financial Corp., 1.20%, 08/05/25(d)	4,850	4,359,613
Wells Fargo & Co.(b)
(1 day SOFR + 1.51%), 3.53%, 03/24/28	35	31,700
(1 day SOFR + 1.56%), 4.54%, 08/15/26	3,935	3,806,740
(1 day SOFR + 1.98%), 4.81%, 07/25/28	940	896,502
(1 day SOFR + 2.10%), 4.90%, 07/25/33	2,965	2,733,533
Westpac Banking Corp., 2.96%, 11/16/40	120	76,610

		24,881,858

Beverages — 0.6%
Coca-Cola Co., 3.00%, 03/05/51	90	62,823
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	1,784	1,525,320
Constellation Brands, Inc.
4.75%, 05/09/32(d)	640	598,641
3.75%, 05/01/50	250	181,621
Diageo Capital PLC, 2.13%, 04/29/32	380	294,083
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29(d)	1,661	1,508,541
4.05%, 04/15/32(d)	245	214,870
4.50%, 04/15/52	1,270	1,001,281
PepsiCo, Inc.
2.85%, 02/24/26(d)	800	753,218
3.45%, 10/06/46	7	5,487

		6,145,885

Biotechnology — 0.4%
Amgen, Inc.
3.63%, 05/22/24	400	392,971
3.13%, 05/01/25(d)	800	766,604
2.60%, 08/19/26(d)	800	732,840
4.88%, 03/01/53	180	158,348
Gilead Sciences, Inc., 3.50%, 02/01/25	400	385,814
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,640	1,998,104

		4,434,681

Building Materials — 0.1%
Boise Cascade Co., 4.88%, 07/01/30(a)	750	623,020
Eagle Materials, Inc., 2.50%, 07/01/31	785	572,622
Masco Corp., 2.00%, 10/01/30	160	120,479

		1,316,121

Building Products — 0.1%
Allegion PLC, 3.50%, 10/01/29	90	76,286
Home Depot, Inc.
4.00%, 09/15/25	245	241,104
5.40%, 09/15/40	200	197,133
3.13%, 12/15/49	360	247,656
4.95%, 09/15/52	120	112,808
Lowe’s Cos., Inc.
4.00%, 04/15/25	420	411,492
3.35%, 04/01/27	280	259,319

		1,545,798

Capital Markets — 1.6%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	888,011
Ares Capital Corp.
4.20%, 06/10/24	4,815	4,661,614
3.25%, 07/15/25(d)	3,070	2,804,203
3.88%, 01/15/26	558	507,673

Security	Par (000)	Value

Capital Markets (continued)
Ares Capital Corp. (continued)
2.15%, 07/15/26	$1,542	$1,292,309
2.88%, 06/15/28	240	188,895
Barings BDC, Inc., 3.30%, 11/23/26(a)	285	236,390
Blackstone Private Credit Fund, 4.70%, 03/24/25	220	208,214
Brookfield Finance, Inc.
4.70%, 09/20/47	5	3,974
3.50%, 03/30/51(d)	205	129,333
Charles Schwab Corp., 2.45%, 03/03/27(d)	345	309,604
FS KKR Capital Corp.
4.13%, 02/01/25	411	388,974
3.40%, 01/15/26	838	739,394
2.63%, 01/15/27	2,810	2,268,956
3.25%, 07/15/27	440	362,404
Golub Capital BDC, Inc., 2.50%, 08/24/26	538	450,979
Nomura Holdings, Inc., 2.65%, 01/16/25(d)	1,100	1,030,146

		16,471,073

Chemicals — 0.5%
Air Products & Chemicals, Inc., 2.70%, 05/15/40	187	134,400
Celanese U.S. Holdings LLC
5.90%, 07/05/24	595	586,753
6.05%, 03/15/25	595	581,224
6.17%, 07/15/27	255	241,333
6.33%, 07/15/29	255	237,666
CF Industries, Inc.
4.95%, 06/01/43	1,325	1,067,595
5.38%, 03/15/44	55	46,738
EI du Pont de Nemours & Co., 2.30%, 07/15/30	500	407,918
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	1,590	1,579,344
RPM International, Inc., 3.75%, 03/15/27	105	96,735
Sherwin-Williams Co., 3.30%, 02/01/25(d)	800	764,920

		5,744,626

Commercial Services & Supplies — 0.1%
ASGN, Inc., 4.63%, 05/15/28(a)	1,255	1,079,992
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	191,087
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	45,025

		1,316,104

Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 02/23/28(d)	939	886,526
2.30%, 11/15/30	323	242,701
5.50%, 09/01/44	1,370	1,164,495

		2,293,722

Consumer Discretionary — 0.6%
NCL Corp. Ltd., 5.88%, 03/15/26(a)	680	517,303
Quanta Services, Inc.
0.95%, 10/01/24	2,110	1,926,553
2.90%, 10/01/30	1,190	951,090
2.35%, 01/15/32(d)	1,730	1,272,776
3.05%, 10/01/41	985	625,981
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(a)(d)	680	520,200

		5,813,903

Consumer Finance — 0.4%
American Express Co., 3.95%, 08/01/25(d)	480	464,908
Block Financial LLC, 2.50%, 07/15/28	536	442,693
Mastercard, Inc., 3.65%, 06/01/49	280	218,386

2

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc.
2.95%, 01/22/27(d)	$685	$632,543
2.45%, 03/01/27(a)	840	752,937
2.30%, 08/15/60	2,113	1,112,511
Visa, Inc., 3.65%, 09/15/47	1,065	832,075

		4,456,053

Containers & Packaging — 0.0%
Packaging Corp. of America, 3.05%, 10/01/51	285	180,357

Diversified Financial Services — 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	310	294,478
1.65%, 10/29/24	565	516,177
2.45%, 10/29/26	220	185,647
3.00%, 10/29/28	210	168,413
Air Lease Corp., 3.38%, 07/01/25	275	256,227
Banco Santander SA
2.75%, 05/28/25	1,600	1,462,961
(1 year CMT + 0.45%), 0.70%, 06/30/24(b)	2,200	2,112,589
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	400	330,910
Bank of America Corp.(b)
(1 day SOFR + 0.41%), 0.52%, 06/14/24	730	705,044
(1 day SOFR + 0.96%), 1.73%, 07/22/27	2,500	2,144,822
(1 day SOFR + 1.15%), 1.32%, 06/19/26	2,030	1,801,823
(1 day SOFR + 1.75%), 4.83%, 07/22/26	945	923,921
(1 day SOFR + 2.04%), 4.95%, 07/22/28	985	946,422
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24	2,565	2,530,112
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30	165	135,258
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	1,050	865,043
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51	91	68,640
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52	595	401,140
Bank of Nova Scotia
0.65%, 07/31/24(d)	1,235	1,140,527
1.05%, 03/02/26	1,000	871,521
Barclays PLC(b)
(1 year CMT + 1.70%), 3.81%, 03/10/42	233	145,391
(1 year CMT + 2.30%), 5.30%, 08/09/26	965	927,096
Citigroup, Inc.
4.75%, 05/18/46	50	39,857
(1 day SOFR + 0.69%), 0.78%, 10/30/24(b)	8,880	8,432,975
(1 day SOFR + 0.77%), 1.46%, 06/09/27(b)	3,035	2,583,996
(1 day SOFR + 1.67%), 1.68%, 05/15/24(b)	800	782,835
(1 day SOFR + 2.84%), 3.11%, 04/08/26(b)(d)	1,630	1,527,747
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	2,805	2,705,044
CME Group, Inc., 2.65%, 03/15/32	305	250,736
Deutsche Bank AG, Series E, 0.96%, 11/08/23	445	423,403
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	438	392,413
Goldman Sachs Group, Inc.
3.75%, 05/22/25	500	478,760
3.50%, 11/16/26	365	337,322
3.85%, 01/26/27	1,090	1,012,792
2.60%, 02/07/30	2,880	2,322,363
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	550	499,882
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	720	596,567
HSBC Holdings PLC(b)
(1 day SOFR + 0.71%), 0.98%, 05/24/25	1,980	1,819,129
(1 day SOFR + 1.43%), 3.00%, 03/10/26	735	679,587

Security	Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC(b) (continued)
(1 day SOFR + 1.51%), 4.18%, 12/09/25	$1,640	$1,568,885
(1 day SOFR + 2.53%), 4.76%, 03/29/33	1,460	1,198,334
(1 day SOFR + 2.87%), 5.40%, 08/11/33	1,690	1,502,737
JPMorgan Chase & Co. 3.30%, 04/01/26	266	249,641
(1 day SOFR + 0.61%), 1.56%, 12/10/25(b)	1,600	1,467,171
(1 day SOFR + 0.89%), 1.58%, 04/22/27(b)	816	704,457
(1 day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,063	968,487
(1 day SOFR + 1.99%), 4.85%, 07/25/28(b)	1,150	1,104,200
(1 day SOFR + 2.08%), 4.91%, 07/25/33(b)	375	345,808
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	600	580,651
(3 mo. SOFR + 1.59%), 2.01%, 03/13/26(b)	2,120	1,941,488
Kimberly-Clark Corp., 2.88%, 02/07/50(d)	160	107,627
Lloyds Banking Group PLC(b)
(1 year CMT + 0.55%), 0.70%, 05/11/24	1,590	1,539,793
(1 year CMT + 2.30%), 4.98%, 08/11/33(d)	430	375,733
Mitsubishi UFJ Financial Group, Inc.(b)
(1 year CMT + 0.55%), 0.95%, 07/19/25(d)	1,820	1,674,573
(1 year CMT + 0.95%), 2.31%, 07/20/32	425	318,395
(1 year CMT + 0.97%), 2.49%, 10/13/32	315	238,545
Mizuho Financial Group, Inc., (1 day SOFR + 1.25%), 1.24%, 07/10/24(b)	2,845	2,752,210
Morgan Stanley
3.88%, 01/27/26	200	190,775
6.38%, 07/24/42(d)	460	477,345
4.30%, 01/27/45	580	459,093
(1 day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,510	1,286,046
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	415	381,493
Series I, (1 day SOFR + 0.75%), 0.86%, 10/21/25(b)	2,060	1,868,159
Nasdaq, Inc.
3.85%, 06/30/26(d)	32	30,523
3.25%, 04/28/50	68	44,601
NatWest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(b)	290	283,187
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	1,325	1,240,885
1.47%, 07/08/25	1,049	943,742

		69,664,154

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
1.70%, 03/25/26	3,620	3,219,227
4.85%, 03/01/39	1,185	1,025,821
3.80%, 12/01/57	98	66,203
Frontier Communications Holdings LLC, 8.75%, 05/15/30(a)	1,100	1,100,704
Verizon Communications, Inc.
1.68%, 10/30/30	1,687	1,264,292
4.50%, 08/10/33	1,100	990,743
4.13%, 08/15/46	430	340,411
2.88%, 11/20/50	170	103,957
3.00%, 11/20/60	280	162,625

		8,273,983

Education — 0.1%
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	3,087
Series 2020, 2.82%, 06/01/70(d)	30	17,834

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Georgetown University, Series 20A, 2.94%, 04/01/50	$27	$17,819
Northwestern University, Series 2020, 2.64%, 12/01/50	266	176,838
President & Fellows of Harvard College, 2.52%, 10/15/50	54	34,701
University of Chicago
Series 20B, 2.76%, 04/01/45	148	110,951
Series C, 2.55%, 04/01/50(d)	157	102,697
University of Southern California, Series 21-A, 2.95%, 10/01/51	190	132,514
Yale University, Series 2020, 2.40%, 04/15/50	272	176,067

		772,508

Electric Utilities — 3.2%
AEP Texas, Inc.
5.25%, 05/15/52(d)	140	127,750
Series I, 2.10%, 07/01/30	790	616,132
AEP Transmission Co. LLC
3.15%, 09/15/49	30	20,343
Series O, 4.50%, 06/15/52	130	110,387
Alabama Power Co.
3.05%, 03/15/32(d)	300	254,133
3.45%, 10/01/49	370	262,040
Ameren Corp., 2.50%, 09/15/24	65	61,695
Ameren Illinois Co., 3.25%, 03/15/50	130	90,140
American Electric Power Co., Inc., 2.03%, 03/15/24	1,115	1,067,126
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,190	1,092,941
Arizona Public Service Co.
3.15%, 05/15/25	400	381,073
2.95%, 09/15/27	800	711,522
Atlantic City Electric Co., 2.30%, 03/15/31(d)	570	461,852
Avangrid, Inc., 3.80%, 06/01/29	600	533,174
Baltimore Gas & Electric Co., 2.90%, 06/15/50	170	110,373
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	418,807
Black Hills Corp., 1.04%, 08/23/24	200	184,713
CenterPoint Energy Houston Electric LLC
Sereis AJ, 4.85%, 10/01/52	75	68,866
Series AH, Class AH, 3.60%, 03/01/52	55	41,127
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	666,377
Commonwealth Edison Co.
3.70%, 08/15/28	1,200	1,112,035
2.20%, 03/01/30	500	411,132
4.00%, 03/01/49	90	71,623
Series 130, 3.13%, 03/15/51	70	47,410
Consolidated Edison Co. of New York, Inc.
A, 4.13%, 05/15/49	50	38,804
Series 06-A, 5.85%, 03/15/36	640	631,294
Series B, 3.13%, 11/15/27	800	730,944
Consumers Energy Co., 2.65%, 08/15/52	125	77,416
Dominion Energy, Inc., 3.90%, 10/01/25	500	480,183
DTE Electric Co., Series B, 3.65%, 03/01/52	217	163,846
Duke Energy Corp.
2.65%, 09/01/26(d)	300	272,167
4.20%, 06/15/49	700	529,927
5.00%, 08/15/52	60	51,135
Duke Energy Florida LLC, 3.80%, 07/15/28	1,365	1,275,706
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	80,754
Entergy Corp., 0.90%, 09/15/25	285	250,746
Entergy Texas, Inc., 3.55%, 09/30/49	520	365,604

Security	Par (000)	Value

Electric Utilities (continued)
Evergy Kansas Central, Inc.
2.55%, 07/01/26(d)	$800	$732,371
3.45%, 04/15/50	130	92,138
Evergy Metro, Inc., 3.65%, 08/15/25	300	289,732
Evergy, Inc., 2.90%, 09/15/29	50	41,307
Eversource Energy, Series M, 3.30%, 01/15/28	1,000	902,269
Florida Power & Light Co.
4.05%, 10/01/44	500	409,986
3.15%, 10/01/49	40	28,176
2.88%, 12/04/51	90	59,320
Georgia Power Co., 3.25%, 04/01/26	800	749,751
Interstate Power & Light Co., 2.30%, 06/01/30	530	425,506
Kentucky Utilities Co., 3.30%, 06/01/50	60	41,701
MidAmerican Energy Co.
3.10%, 05/01/27	800	741,112
3.15%, 04/15/50	60	40,791
2.70%, 08/01/52	105	65,947
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	680	622,234
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24	470	456,580
3.55%, 05/01/27	245	226,620
2.25%, 06/01/30	200	159,558
5.00%, 07/15/32	50	47,739
NSTAR Electric Co.
3.10%, 06/01/51	110	73,565
4.95%, 09/15/52	90	84,062
Oglethorpe Power Corp., 5.05%, 10/01/48	130	109,055
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	320	251,264
4.60%, 06/01/52(a)	40	35,455
4.95%, 09/15/52(a)	70	66,084
Pacific Gas & Electric Co.
2.10%, 08/01/27	65	52,544
3.00%, 06/15/28(d)	100	82,395
3.30%, 08/01/40	90	57,614
4.95%, 07/01/50	400	292,771
3.50%, 08/01/50	340	206,911
PacifiCorp., 4.13%, 01/15/49	280	222,572
PECO Energy Co.
3.05%, 03/15/51	70	47,186
4.38%, 08/15/52	105	89,084
PG&E Corp., 5.25%, 07/01/30	2,125	1,809,353
Public Service Co. of Colorado
3.70%, 06/15/28	1,300	1,213,843
4.05%, 09/15/49	20	16,232
Public Service Electric & Gas Co.
2.25%, 09/15/26(d)	400	361,233
3.00%, 05/15/27(d)	500	459,997
3.70%, 05/01/28	800	746,787
3.10%, 03/15/32(d)	85	72,411
2.05%, 08/01/50	105	56,949
Puget Sound Energy, Inc., 3.25%, 09/15/49	390	262,829
San Diego Gas & Electric Co., 2.50%, 05/15/26	400	366,710
Sempra Energy, 3.70%, 04/01/29	140	125,036
Southern California Edison Co.
3.65%, 02/01/50	100	68,434
Series B, 4.88%, 03/01/49	260	217,301
Series C, 4.13%, 03/01/48	370	274,946
Southern Co., 3.25%, 07/01/26(d)	1,900	1,760,159
Tampa Electric Co., 3.45%, 03/15/51	35	24,569

4

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Tucson Electric Power Co., 1.50%, 08/01/30	$190	$143,207
Union Electric Co., 4.00%, 04/01/48	230	181,473
Virginia Electric & Power Co.
3.30%, 12/01/49	320	224,405
Series A, 3.80%, 04/01/28(d)	1,750	1,641,991
Series C, 4.63%, 05/15/52	110	95,104
Wisconsin Electric Power Co.
3.10%, 06/01/25(d)	800	764,638
4.75%, 09/30/32	20	19,274
Wisconsin Power & Light Co., 3.05%, 10/15/27	390	355,741
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	59,519
Xcel Energy, Inc.
4.00%, 06/15/28	900	843,022
3.50%, 12/01/49(d)	50	35,796

		33,875,656

Electrical Equipment — 0.0%
Eaton Corp., 4.70%, 08/23/52	90	79,050

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25	125	116,964
Arrow Electronics, Inc., 2.95%, 02/15/32(d)	99	75,298
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,191,899

		1,384,161

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47	750	555,653

Environmental, Maintenance & Security Service — 0.1%
Waste Connections, Inc.
2.60%, 02/01/30	305	254,550
3.20%, 06/01/32	715	598,606

		853,156

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.
3.38%, 10/15/26	110	100,511
3.65%, 03/15/27	950	868,950
3.70%, 10/15/49	190	129,861
2.95%, 01/15/51	402	241,332
Camden Property Trust, 2.80%, 05/15/30(d)	240	201,458
Crown Castle, Inc.
3.20%, 09/01/24(d)	625	604,668
3.70%, 06/15/26	1,000	939,225
2.25%, 01/15/31	1,310	1,000,310
2.90%, 04/01/41	1,040	675,219
5.20%, 02/15/49	620	533,732
Equinix, Inc., 2.63%, 11/18/24	225	212,933
Extra Space Storage LP, 2.35%, 03/15/32	820	604,326
Federal Realty Investment Trust, 3.50%, 06/01/30	210	178,776
Iron Mountain, Inc., 4.50%, 02/15/31(a)	1,375	1,063,122
Mid-America Apartments LP, 1.10%, 09/15/26	70	59,859
Office Properties Income Trust, 3.45%, 10/15/31	286	172,801
Public Storage
3.09%, 09/15/27	1,250	1,143,815
1.95%, 11/09/28	1,775	1,478,650
2.25%, 11/09/31	525	413,399
Simon Property Group LP, 3.50%, 09/01/25	90	85,931
Weyerhaeuser Co., 4.00%, 04/15/30	250	221,081

		10,929,959

Security	Par (000)	Value

Food & Staples Retailing — 0.2%
Costco Wholesale Corp., 1.75%, 04/20/32(d)	$160	$123,342
Dollar General Corp., 4.25%, 09/20/24	75	74,099
General Mills, Inc., 2.88%, 04/15/30(d)	840	713,753
Kraft Heinz Foods Co.
3.88%, 05/15/27	575	537,383
4.88%, 10/01/49(d)	645	531,600

		1,980,177

Food Products — 0.0%
Hershey Co., 2.65%, 06/01/50	105	68,571
Tyson Foods, Inc., 5.10%, 09/28/48	80	71,122

		139,693

Gas Utilities — 0.1%
Atmos Energy Corp., 5.75%, 10/15/52(e)	105	104,795
DCP Midstream Operating LP, 3.25%, 02/15/32(d)	222	175,495
ONE Gas, Inc., 4.25%, 09/01/32(d)	290	264,688

		544,978

Health Care Equipment & Supplies — 0.0%
Becton Dickinson & Co., 4.30%, 08/22/32	180	164,222
DH Europe Finance II SARL, 3.40%, 11/15/49	375	268,939

		433,161

Health Care Providers & Services — 0.9%
Allina Health System, Series 2021, 2.90%, 11/15/51	230	150,539
AmerisourceBergen Corp.
3.45%, 12/15/27	1,427	1,316,821
2.70%, 03/15/31	117	94,044
Banner Health, Series 2020, 3.18%, 01/01/50(d)	119	83,258
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	59,476
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	107,528
CommonSpirit Health, 3.91%, 10/01/50	339	241,110
DaVita, Inc., 4.63%, 06/01/30(a)	1,440	1,114,200
Elevance Health, Inc., 3.35%, 12/01/24	1,395	1,341,721
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	119,592
Hackensack Meridian Health, Inc., 2020, 2.88%, 09/01/50	58	37,835
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	73	57,194
Humana, Inc., 3.85%, 10/01/24	1,000	974,810
Inova Health System Foundation, 4.07%, 05/15/52	18	14,849
Kaiser Foundation Hospitals 2021, 3.00%, 06/01/51	161	106,545
Series 2021, 2.81%, 06/01/41	57	39,779
McKesson Corp., 0.90%, 12/03/25	1,465	1,283,105
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	30,884
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	54,551
Providence St Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/51	136	81,682
Sutter Health, Series 20A, 3.36%, 08/15/50	54	37,459
Tenet Healthcare Corp., 6.25%, 02/01/27(a)(d)	600	559,890
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	38,508
UnitedHealth Group, Inc.
2.30%, 05/15/31	185	148,831
4.75%, 07/15/45	800	708,482
2.90%, 05/15/50	410	269,287

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued) 3.25%, 05/15/51	$135	$93,677
3.13%, 05/15/60(d)	730	467,199
WakeMed, Series A, 3.29%, 10/01/52	81	56,391

		9,689,247

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.38%, 01/15/28(a)	1,250	1,083,125
Choice Hotels International, Inc., 3.70%, 12/01/29	1,695	1,428,833
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	380	363,474
Marriott International, Inc., 5.00%, 10/15/27	170	164,175
McDonald’s Corp. 3.70%, 01/30/26	380	366,338
5.15%, 09/09/52	350	325,437

		3,731,382

Household Durables — 0.2%
NVR, Inc., 3.00%, 05/15/30	3,195	2,608,462

Household Products — 0.0%
Colgate-Palmolive Co., 3.25%, 08/15/32(d)	90	80,202

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 3.63%, 02/15/31(a)	1,250	975,000

Insurance — 1.1%
Aflac, Inc., 4.75%, 01/15/49(d)	775	681,225
Aon Global Ltd., 3.88%, 12/15/25	3,400	3,266,785
Arthur J Gallagher & Co., 3.50%, 05/20/51	580	393,994
Athene Holding Ltd. 3.95%, 05/25/51	30	19,981
3.45%, 05/15/52	55	33,956
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48	125	103,670
2.85%, 10/15/50	95	61,038
3.85%, 03/15/52(d)	325	248,308
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	336,857
Brown & Brown, Inc. 4.20%, 03/17/32	240	205,181
4.95%, 03/17/52(d)	782	633,884
Enstar Group Ltd., 3.10%, 09/01/31	805	571,675
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	360	290,703
Marsh & McLennan Cos., Inc. 4.75%, 03/15/39	111	99,819
4.20%, 03/01/48	1,715	1,363,067
4.90%, 03/15/49	2,535	2,249,258
Progressive Corp. 4.13%, 04/15/47(d)	295	244,424
3.70%, 03/15/52	35	26,291
Willis North America, Inc., 2.95%, 09/15/29	940	773,359

		11,603,475

Interactive Media & Services — 0.2%
Alphabet, Inc.(d) 2.00%, 08/15/26	800	730,094
2.25%, 08/15/60	335	188,335
Baidu, Inc., 1.72%, 04/09/26(d)	490	431,984

Security	Par (000)	Value

Interactive Media & Services (continued)
Meta Platforms, Inc.(a) 3.85%, 08/15/32	$205	$180,221
4.45%, 08/15/52	280	228,503

		1,759,137

Internet & Direct Marketing Retail — 0.1%
Genuine Parts Co., 1.75%, 02/01/25	1,050	969,312

Internet Software & Services — 0.1%
Booking Holdings, Inc., 4.63%, 04/13/30	315	296,048
VeriSign, Inc., 2.70%, 06/15/31	630	488,721

		784,769

IT Services — 1.0%
Gartner, Inc., 4.50%, 07/01/28(a)	2,005	1,792,871
Global Payments, Inc., 5.95%, 08/15/52	95	83,698
International Business Machines Corp. 4.00%, 07/27/25	2,350	2,303,960
4.40%, 07/27/32(d)	2,905	2,681,912
4.25%, 05/15/49	565	447,585
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	16,786
Verisk Analytics, Inc. 4.00%, 06/15/25	1,400	1,355,252
4.13%, 03/15/29	1,056	963,294
Ziff Davis, Inc., 4.63%, 10/15/30(a)(d)	1,087	891,340

		10,536,698

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.30%, 03/12/31	1,115	869,797

Machinery — 0.4%
Deere & Co., 2.75%, 04/15/25	215	205,316
IDEX Corp., 2.63%, 06/15/31	3,739	2,978,292
John Deere Capital Corp., 3.40%, 06/06/25	595	575,049
Otis Worldwide Corp. 3.11%, 02/15/40	70	49,408
3.36%, 02/15/50	70	47,204
Terex Corp., 5.00%, 05/15/29(a)(d)	1,000	858,236

		4,713,505

Media — 0.7%
Comcast Corp. 3.38%, 02/15/25(d)	1,590	1,535,384
2.35%, 01/15/27	400	358,708
DISH DBS Corp., 7.75%, 07/01/26	425	326,005
FactSet Research Systems, Inc. 2.90%, 03/01/27(d)	1,575	1,425,254
3.45%, 03/01/32	775	631,543
Fox Corp., 4.03%, 01/25/24	340	335,795
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)(d)	385	317,625
Thomson Reuters Corp., 3.35%, 05/15/26	800	749,521
Time Warner Cable LLC, 4.50%, 09/15/42	500	345,203
Univision Communications, Inc., 7.38%, 06/30/30(a)	1,145	1,092,668

		7,117,706

Metals & Mining — 0.2%
Eldorado Gold Corp., 6.25%, 09/01/29(a)	133	101,080
Nucor Corp., 3.13%, 04/01/32	195	159,179
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	1,575	1,197,932
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	230	149,044

6

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Southern Copper Corp., 3.88%, 04/23/25	$152	$144,685
Vale Overseas Ltd., 6.88%, 11/21/36	87	82,503

		1,834,423

Multi-Utilities — 0.3%
Atmos Energy Corp. 3.00%, 06/15/27	400	366,901
1.50%, 01/15/31	30	22,556
Consumers Energy Co., 4.20%, 09/01/52	60	49,750
DTE Energy Co., 4.22%, 11/01/24(f)	250	245,107
National Fuel Gas Co., 2.95%, 03/01/31(d)	335	261,471
NiSource, Inc. 3.60%, 05/01/30	60	52,333
3.95%, 03/30/48(d)	310	228,709
5.00%, 06/15/52	20	17,455
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	500	440,130
Southern California Gas Co.
Series TT, 2.60%, 06/15/26	800	733,944
Series XX, 2.55%, 02/01/30	730	613,868
Southwest Gas Corp. 3.70%, 04/01/28	230	205,296
2.20%, 06/15/30	85	64,340
Washington Gas Light Co., 3.65%, 09/15/49	30	22,013

		3,323,873

Oil, Gas & Consumable Fuels — 3.4%
Canadian Natural Resources Ltd., 2.95%, 07/15/30(d)	551	453,353
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27	2,900	2,807,824
3.70%, 11/15/29	846	733,664
Chevron Corp. 1.55%, 05/11/25	550	508,160
3.08%, 05/11/50	60	42,451
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	600	579,113
CNX Resources Corp., 7.25%, 03/14/27(a)	116	112,824
ConocoPhillips Co. 3.76%, 03/15/42(a)	1,165	938,752
3.80%, 03/15/52(d)	705	538,715
Continental Resources, Inc., 4.38%, 01/15/28	1,200	1,076,970
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)(d)	1,270	1,075,087
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(a)	1,230	1,100,850
Devon Energy Corp. 4.50%, 01/15/30(d)	412	375,007
7.88%, 09/30/31	290	317,671
7.95%, 04/15/32(d)	393	431,719
5.60%, 07/15/41(d)	925	828,300
5.00%, 06/15/45	655	545,047
Enbridge, Inc. 2.50%, 08/01/33(d)	150	112,332
3.40%, 08/01/51	195	130,692
EQT Corp., 7.00%, 02/01/30	470	484,993
Equinor ASA 3.25%, 11/10/24	400	388,461
3.25%, 11/18/49	500	358,379
Exxon Mobil Corp. 2.99%, 03/19/25	2,170	2,081,323
3.45%, 04/15/51(d)	625	465,402

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. 4.80%, 02/01/33	$717	$643,377
5.55%, 06/01/45	375	326,700
Marathon Oil Corp., 6.60%, 10/01/37	90	87,409
MPLX LP 4.88%, 12/01/24	209	206,453
4.50%, 04/15/38	125	100,617
5.20%, 03/01/47(d)	70	57,529
4.70%, 04/15/48	805	613,333
5.50%, 02/15/49	685	581,380
4.95%, 03/14/52	3,775	2,954,208
4.90%, 04/15/58	340	253,776
Occidental Petroleum Corp. 8.50%, 07/15/27	630	674,226
8.88%, 07/15/30	975	1,085,467
ONEOK Partners LP 4.90%, 03/15/25(d)	2,000	1,967,172
6.13%, 02/01/41	75	66,003
ONEOK, Inc. 2.75%, 09/01/24	1,475	1,401,595
6.35%, 01/15/31(d)	1,140	1,117,755
7.15%, 01/15/51	80	76,414
Pioneer Natural Resources Co., 2.15%, 01/15/31	150	115,544
Plains All American Pipeline LP/PAA Finance Corp., 4.90%, 02/15/45	170	124,710
Shell International Finance BV 6.38%, 12/15/38	67	70,931
3.00%, 11/26/51	178	118,000
Targa Resources Corp., 4.95%, 04/15/52	190	146,186
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/30	1,100	987,261
4.88%, 02/01/31	910	782,600
4.00%, 01/15/32	2,670	2,201,962
TransCanada PipeLines Ltd., 3.75%, 10/16/23	800	790,539
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/50	95	70,155
Williams Cos., Inc. 8.75%, 03/15/32	790	919,502
5.10%, 09/15/45	291	246,399
3.50%, 10/15/51	875	582,239

		35,856,531

Personal Products — 0.1%
Procter & Gamble Co., 1.20%, 10/29/30	645	497,768
Unilever Capital Corp., 2.00%, 07/28/26(d)	800	724,546

		1,222,314

Pharmaceuticals — 1.4%
AbbVie, Inc. 2.60%, 11/21/24	3,520	3,349,720
4.05%, 11/21/39	50	40,221
4.40%, 11/06/42	135	112,111
4.70%, 05/14/45	145	122,644
4.25%, 11/21/49	410	329,135
AstraZeneca PLC, 3.13%, 06/12/27(d)	990	917,274
Bristol-Myers Squibb Co. 2.55%, 11/13/50(d)	1,070	659,268
3.90%, 03/15/62	55	41,502
Cigna Corp. 3.75%, 07/15/23	444	440,730

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp. (continued) 3.40%, 03/15/51	$665	$453,466
CVS Health Corp. 3.00%, 08/15/26	75	69,197
4.78%, 03/25/38	265	232,326
5.13%, 07/20/45	185	161,997
5.05%, 03/25/48	315	277,409
Eli Lilly & Co., 2.75%, 06/01/25	378	361,773
Johnson & Johnson 3.63%, 03/03/37	195	168,589
3.70%, 03/01/46	529	432,719
Merck & Co., Inc. 0.75%, 02/24/26(d)	5,085	4,457,758
4.00%, 03/07/49	330	272,270
Novartis Capital Corp., 2.75%, 08/14/50	271	183,044
Pfizer, Inc., 7.20%, 03/15/39	80	95,069
Viatris, Inc. 1.65%, 06/22/25	180	160,018
4.00%, 06/22/50	150	89,789
Zoetis, Inc. 3.00%, 09/12/27	1,800	1,618,240
3.90%, 08/20/28	5	4,629
3.00%, 05/15/50	370	242,546

		15,293,444

Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26	670	660,976

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC 3.00%, 04/01/25(d)	800	769,022
3.05%, 02/15/51	990	673,269
Canadian National Railway Co., 4.40%, 08/05/52	240	206,637
CSX Corp., 2.60%, 11/01/26(d)	800	727,379
Union Pacific Corp. 3.25%, 08/15/25	400	384,952
3.25%, 02/05/50	90	63,439
2.97%, 09/16/62	95	57,510
3.75%, 02/05/70	40	27,960

		2,910,168

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc. 2.95%, 04/01/25	225	216,251
1.70%, 10/01/28	385	321,525
2.80%, 10/01/41(d)	240	169,698
2.95%, 10/01/51	180	119,851
Broadcom, Inc. 3.15%, 11/15/25	198	185,851
4.00%, 04/15/29(a)	1,860	1,639,470
3.14%, 11/15/35(a)	475	332,832
3.50%, 02/15/41(a)	1,110	748,994
3.75%, 02/15/51(a)	1,755	1,150,911
Flex Ltd., 3.75%, 02/01/26	5	4,646
Intel Corp., 3.40%, 03/25/25	4,490	4,354,349
Jabil, Inc., 1.70%, 04/15/26(d)	1,055	916,511
Micron Technology, Inc., 4.19%, 02/15/27	280	261,399
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(d)	190	175,786

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. 1.75%, 05/04/30	$482	$386,268
2.70%, 09/15/51(d)	870	577,551

		11,561,893

Software — 0.3%
Activision Blizzard, Inc., 2.50%, 09/15/50	125	75,467
Electronic Arts, Inc., 2.95%, 02/15/51	250	163,337
Intuit, Inc., 1.65%, 07/15/30	71	55,308
Microsoft Corp. 2.53%, 06/01/50	325	212,337
3.04%, 03/17/62	365	249,046
Oracle Corp. 2.50%, 04/01/25	1,145	1,066,978
2.95%, 05/15/25(d)	800	752,930
2.88%, 03/25/31	615	485,030
3.95%, 03/25/51	300	198,962
Roper Technologies, Inc., 3.65%, 09/15/23	310	306,106
ServiceNow, Inc., 1.40%, 09/01/30	72	53,011

		3,618,512

Technology Hardware, Storage & Peripherals — 1.1%
Adobe, Inc., 2.15%, 02/01/27	2,090	1,884,637
Apple, Inc. 3.00%, 06/20/27(d)	925	869,122
1.40%, 08/05/28	850	707,884
2.70%, 08/05/51	890	587,441
3.95%, 08/08/52	45	37,578
2.55%, 08/20/60	95	56,898
2.85%, 08/05/61	450	282,128
4.10%, 08/08/62	270	221,341
HP, Inc. 2.20%, 06/17/25(d)	812	751,541
1.45%, 06/17/26	2,410	2,077,603
3.00%, 06/17/27(d)	1,250	1,107,910
4.00%, 04/15/29	1,514	1,326,864
3.40%, 06/17/30	40	32,303
2.65%, 06/17/31	1,632	1,197,560
6.00%, 09/15/41(d)	452	392,189
NetApp, Inc., 2.38%, 06/22/27(d)	165	145,259

		11,678,258

Tobacco — 1.3%
Altria Group, Inc. 4.80%, 02/14/29(d)	2,415	2,229,217
2.45%, 02/04/32(d)	1,880	1,326,748
5.80%, 02/14/39(d)	1,127	984,072
4.45%, 05/06/50	215	143,636
3.70%, 02/04/51	430	259,583
4.00%, 02/04/61	365	222,826
BAT Capital Corp. 2.26%, 03/25/28	449	357,134
4.91%, 04/02/30	673	594,221
2.73%, 03/25/31	1,760	1,309,814
4.39%, 08/15/37	510	363,830
3.73%, 09/25/40	125	80,086
4.54%, 08/15/47	560	371,029
4.76%, 09/06/49	335	228,320
Philip Morris International, Inc. 0.88%, 05/01/26	2,670	2,293,486
2.10%, 05/01/30	670	508,944
6.38%, 05/16/38	2,010	1,902,461

8

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued) 4.25%, 11/10/44	$1,020	$714,246
Reynolds American, Inc., 5.85%, 08/15/45	420	329,444

		14,219,097

Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(d)	280	279,851

Utilities — 0.3%
American Water Capital Corp., 2.80%, 05/01/30	270	228,166
Essential Utilities, Inc. 3.57%, 05/01/29	630	556,807
2.70%, 04/15/30	380	311,032
Vistra Operations Co. LLC(a) 5.00%, 07/31/27(d)	1,250	1,129,063
4.38%, 05/01/29	1,400	1,164,422

		3,389,490

Wireless Telecommunication Services — 1.0%
American Tower Corp., 1.30%, 09/15/25	680	603,054
Crown Castle, Inc. 1.35%, 07/15/25	2,205	1,978,756
2.50%, 07/15/31	450	346,765
GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/28	1,145	1,072,188
5.30%, 01/15/29	1,245	1,134,764
Rogers Communications, Inc.(a) 3.20%, 03/15/27	520	474,948
3.80%, 03/15/32	660	570,802
4.50%, 03/15/42	650	523,841
4.55%, 03/15/52(d)	510	406,761
T-Mobile USA, Inc. 3.50%, 04/15/25	25	23,894
4.50%, 04/15/50	335	268,186
3.30%, 02/15/51	245	159,617
5.65%, 01/15/53	1,195	1,128,815
3.60%, 11/15/60	600	385,078
5.80%, 09/15/62	985	915,698
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	1,465	981,856

		10,975,023

Total Corporate Bonds — 36.6% (Cost: $447,020,240)		389,274,443

Foreign Agency Obligations

Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 07/18/47(a)	500	420,719

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	287,820

Mexico — 0.2%
Mexico Government International Bond 4.15%, 03/28/27	1,145	1,094,047
6.05%, 01/11/40	100	92,456
4.50%, 01/31/50	340	243,908
3.77%, 05/24/61	735	434,477

		1,864,888

Security	Par (000)	Value

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60	$420	$248,640

Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51(d)	455	302,518

Philippines — 0.0%
Philippine Government International Bond, 2.65%, 12/10/45	200	123,522

Uruguay — 0.1%
Uruguay Government International Bond 5.10%, 06/18/50	1,000	910,812
4.98%, 04/20/55(d)	50	44,494

		955,306

Total Foreign Agency Obligations — 0.4% (Cost: $5,422,714)		4,203,413

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	250	284,787
Series S-1, 6.92%, 04/01/40	50	57,215
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	540	359,500
California State University, Refunding RB, Series B, 2.98%, 11/01/51	595	413,219
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	79,536
Series N, 3.71%, 05/15/2120	85	53,461
State of California, GO, BAB 7.55%, 04/01/39	525	645,831
7.60%, 11/01/40(d)	300	374,970
State of California, Refunding GO, 3.50%, 04/01/28	500	471,016
University of California, RB, Series AD, 4.86%, 05/15/2112	115	95,562
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	129,980

		2,965,077

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	141,944

Florida — 0.0%
State Board of Administration Finance Corp., RB,
Series A, 2.15%, 07/01/30	119	95,094

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(d)	310	272,159
Sales Tax Securitization Corp., Refunding RB,
Series B, 2nd Lien, 3.24%, 01/01/42	140	105,545
State of Illinois, GO, 5.10%, 06/01/33	255	242,398

		620,102

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Class A-4, 4.48%, 08/01/39	$65	$59,627

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	81,516
Series D, 3.20%, 07/01/50	80	52,407

		133,923

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	295	208,260

Michigan — 0.0%
University of Michigan, RB
Series A, 3.50%, 04/01/52(d)	38	30,420
Series A, 4.45%, 04/01/2122	69	55,023
Series B, 3.50%, 04/01/52	67	52,322
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	198,668

		336,433

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	550	650,873

New York — 0.1%
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	355	385,006
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	271,109
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	111,744
New York State Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43	255	194,671
Port Authority of New York & New Jersey, ARB 210th Series, 4.03%, 09/01/48	500	409,964
Consolidated, 192nd Series, 4.81%, 10/15/65	50	46,163
Port Authority of New York & New Jersey, RB, 191th Series, 4.82%, 06/01/45	200	185,306

		1,603,963

Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, 4.62%, 06/01/44	110	101,696

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	53,789

Texas — 0.2%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	405	251,381
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	425	278,430
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	260	176,668

Security	Par (000)	Value

Texas (continued)
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	$400	$287,436
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	636,114
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	465	308,746

		1,938,775

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	39,556

Total Municipal Bonds — 0.8% (Cost: $11,660,985)		8,949,112

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 3.24%, 10/25/34(b)	10	9,721
Citigroup Mortgage Loan Trust(a)(b)
Series 2013-A, Class A, 3.00%, 05/25/42	5	4,936
Series 2014-A, Class A, 4.00%, 01/25/35	34	32,268
Connecticut Avenue Securities Trust(a)(b)
2019, Class 1M2, (1 mo. LIBOR US + 2.30%), 5.38%, 08/25/31	1,817	1,812,458
A, Class 1M2, (1 mo. LIBOR US + 2.40%), 5.48%, 04/25/31	1,138	1,133,751
C, Class 2M2, (1 mo. LIBOR US + 2.10%), 5.18%, 09/25/39	287	287,037
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 5.53%, 07/25/31	936	933,853
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 5.23%, 09/25/31	1,351	1,347,341
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 5.18%, 10/25/39	448	445,538
Series 2021-R01, Class 1M1, (30 day SOFR + 0.75%), 3.03%, 10/25/41	2,212	2,192,263
Series 2021-R01, Class 1M2, (30 day SOFR + 1.55%), 3.83%, 10/25/41	3,040	2,887,675
Series 2022-R01, Class 1M1, (30 day SOFR + 1.00%), 3.28%, 12/25/41	5,558	5,453,212
Series 2022-R01, Class 1M2, (30 day SOFR + 1.90%), 4.18%, 12/25/41	3,325	3,027,843
Series 2022-R02, Class 2M1, (30 day SOFR + 1.20%), 3.48%, 01/25/42	5,037	4,932,063
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,861
Fannie Mae, Series 2017-C03, Class 1ED1, (1 mo. LIBOR US + 0.70%), 3.78%, 10/25/29(b)	2,996	2,993,951
Fannie Mae Connecticut Avenue Securities(b)
2020, Class 2M1, (30 day SOFR + 0.90%), 3.18%, 11/25/41(a)	956	936,081
Series 2017-C05, Class 1EB3, (1 mo. LIBOR US + 1.20%), 4.28%, 01/25/30	2,059	2,056,954

10

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities(b) (continued)
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 5.58%, 05/25/30	$6,444	$6,432,502
Series 2018-C01, Class 1ED2, (1 mo. LIBOR US + 0.85%), 3.93%, 07/25/30	543	540,505
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 5.33%, 07/25/30	2,150	2,132,726
Freddie Mac(b)
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.65%), 5.73%, 12/25/29	703	695,827
Series 2020-HQA3, Class M2, (1 mo. LIBOR US + 3.60%), 6.68%, 07/25/50(a)	167	167,262
Series 2021-DNA6, Class M2, (30 day SOFR + 1.50%), 3.78%, 10/25/41(a)	3,830	3,475,723
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 4.78%, 01/25/50	3,944	3,901,423
Series 2020-DNA4, Class M2B, (1 mo. LIBOR US + 3.75%), 6.83%, 08/25/50	197	197,005
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 6.23%, 09/25/50	147	147,157
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 3.03%, 10/25/33	361	353,037
Series 2021-DNA3, Class M2, (30 day SOFR + 2.10%), 4.38%, 10/25/33	670	638,160
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 3.93%, 01/25/34	1,711	1,668,119
Series 2021-DNA6, Class M1, (30 day SOFR + 0.80%), 3.08%, 10/25/41	4,090	4,008,817
Series 2021-DNA7, Class M2, (30 day SOFR + 1.80%), 4.08%, 11/25/41	2,400	2,150,997
Series 2021-HQA2, Class M1, (30 day SOFR + 0.70%), 2.98%, 12/25/33	1,688	1,668,672
Series 2022-HQA1, Class M1A, (30 day SOFR + 2.10%), 4.38%, 03/25/42	1,260	1,252,357
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 8.63%, 07/25/28	851	895,217
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 6.33%, 07/25/29	5,120	5,162,873
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 5.43%, 04/25/30	4,262	4,216,417
Series 2020-HQA5, Class M2, (30 day SOFR + 2.60%), 4.88%, 11/25/50(a)	4,790	4,736,270
Series 2021-DNA2, Class M1, (30 day SOFR + 0.80%), 3.08%, 08/25/33(a)	891	886,125
STACR Trust(a)(b)
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 4.73%, 04/25/43	1,235	1,232,677
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 4.73%, 04/25/43	365	363,288

		77,412,962

Commercial Mortgage-Backed Securities — 3.8%
Bank
Class A3, 3.97%, 09/15/60	2,800	2,609,765
Series 2019-BN23, Class A3, 2.92%, 12/15/52	2,230	1,915,521

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust, Class A3, 3.32%, 05/15/52	$1,120	$1,002,323
BBCMS Mortgage Trust, Series 2020-C8, Class A5, 2.04%, 10/15/53	2,376	1,880,229
Benchmark Mortgage Trust
Class A4, 4.26%, 10/10/51	870	821,717
Class A4, 3.72%, 03/15/62	2,390	2,175,460
Series 2019-B15, Class A5, 2.93%, 12/15/72	2,050	1,757,699
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.48%, 10/15/49	9	5,853
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	517,822
Series 2017-P8, Class AS, 3.79%, 09/15/50(b)	2,090	1,870,340
Commercial Mortgage Trust
Class A3, 3.51%, 09/10/50	1,290	1,186,945
Class A4, 3.50%, 02/10/49	2,352	2,222,047
Series 2013-CR11, Class B, 5.28%, 08/10/50(b)	380	374,961
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	398,236
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	656,003
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(a)(b)	150	139,087
GS Mortgage Securities Trust
Series 2013-GC13, Class A5, 4.18%, 07/10/46(b)	170	168,751
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	718,069
Series 2015-GC30, Class B, 4.16%, 05/10/50(b)	300	280,272
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	1,929,328
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(b)(c)	210	10,823
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(b)	324	321,434
Series 2013-C17, Class A3, 3.93%, 01/15/47	757	741,397
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,081,755
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,085	1,034,961
Series 2016-C1, Class A5, 3.58%, 03/17/49	810	765,446
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.69%, 03/15/50	1,160	1,084,817
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46	460	452,822
Series 2013-C9, Class A4, 3.10%, 05/15/46	2,270	2,241,595
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(b)	550	525,033
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	837,124
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	2,576,423
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	482,458
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,304,659
Series 2020-C56, Class A5, 2.45%, 06/15/53	1,980	1,623,875
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	452,316
Series 2013-C18, Class A5, 4.16%, 12/15/46(b)	620	610,688
Series 2014-C23, Class A4, 3.65%, 10/15/57	270	261,497
Series 2014-C23, Class AS, 4.21%, 10/15/57(b)	1,140	1,097,296

		41,136,847

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities — 0.1%
Freddie Mac STACR REMIC Trust, Series 2021- HQA1, Class M1, (30 day SOFR + 0.70%), 2.98%, 08/25/33(a)(b)	$735	$731,725

Total Non-Agency Mortgage-Backed Securities — 11.2% (Cost: $127,257,238)		119,281,534

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(b) — 1.8%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 6.08%, 10/25/29	5,566	5,607,615
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 5.13%, 11/25/49	562	560,822
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 6.83%, 08/25/50	31	30,826
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 4.98%, 01/25/50	1,489	1,470,969
Freddie Mac STACR Trust(a)
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 5.13%, 07/25/49	3,815	3,759,913
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 5.03%, 10/25/49	892	886,651
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 4.03%, 11/25/48	2,091	2,065,428
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 4.93%, 09/25/49	5,058	4,960,096

		19,342,320

Mortgage-Backed Securities — 32.5%
Fannie Mae
Series 2013-M3, Class A2, 2.51%, 11/25/22(b)	444	442,536
Series 2014-M3, Class A2, 3.50%, 01/25/24(b)	627	616,714
Series 2016-M13, Class A2, 2.59%, 09/25/26(b)	636	589,338
Series 2018-M1, Class A2, 3.09%, 12/25/27(b)	1,202	1,117,266
Series 2018-M7, Class A2, 3.14%, 03/25/28(b)	1,541	1,427,923
Series 2018-M8, Class A2, 3.41%, 06/25/28(b)	3,409	3,199,372
Series 2020-M42, Class A2, 1.27%, 07/25/30	4,980	3,910,624
Fannie Mae Mortgage-Backed Securities 1.77%, 09/01/34(b)	81	78,043
3.00%, 02/01/47	72	66,073
4.00%, 02/01/47 - 02/01/57	1,259	1,190,924
3.50%, 11/01/51	3,661	3,362,811
(12 mo. LIBOR US + 1.40%), 2.15%, 04/01/35(b)	26	25,877
(12 mo. LIBOR US + 1.53%), 3.17%, 05/01/43(b)	19	18,943
(12 mo. LIBOR US + 1.54%), 3.38%, 06/01/43(b)	33	33,280
(12 mo. LIBOR US + 1.71%), 3.08%, 04/01/40(b)	3	2,902
(12 mo. LIBOR US + 1.75%), 4.00%, 08/01/41(b)	24	23,993
(12 mo. LIBOR US + 1.78%), 2.07%, 01/01/42(b)	7	6,879
(12 mo. LIBOR US + 1.81%), 2.24%, 02/01/42(b)	1	982
(12 mo. LIBOR US + 1.82%), 2.07%, 09/01/41(b)	22	22,244
(6 mo. LIBOR US + 1.04%), 2.16%, 05/01/33(b)	3	2,966
(6 mo. LIBOR US + 1.36%), 2.47%, 10/01/32(b)	10	9,968
Freddie Mac Mortgage-Backed Securities
5.00%, 07/01/23 - 03/01/48	370	370,397
4.50%, 05/01/24 - 01/01/49	1,149	1,120,386
4.00%, 10/01/24 - 01/01/49	4,210	4,004,003
3.50%, 04/01/26 - 04/01/49	6,454	5,927,314

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
2.50%, 02/01/27	$417	$401,445
3.00%, 05/01/27 - 10/01/47	5,425	4,883,315
1.91%, 11/01/27(b)	39	38,407
6.00%, 11/01/28 - 04/01/38	239	248,218
6.50%, 06/01/29 - 08/01/36	235	251,140
7.50%, 12/01/30	—	351
5.50%, 05/01/33 - 08/01/38	548	555,061
(1 year CMT + 2.34%), 2.83%, 04/01/32(b)	22	21,480
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(b)	2	2,230
(12 mo. LIBOR US + 1.60%), 2.36%, 08/01/43(b)	9	9,115
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(b)	35	35,446
(12 mo. LIBOR US + 1.73%), 3.41%, 08/01/41(b)	21	21,164
(12 mo. LIBOR US + 1.75%), 2.81%, 04/01/38(b)	30	29,923
(12 mo. LIBOR US + 1.75%), 2.19%, 02/01/40(b)	20	19,912
(12 mo. LIBOR US + 1.79%), 3.87%, 09/01/32(b)	2	1,649
(12 mo. LIBOR US + 1.89%), 4.00%, 07/01/41(b)	10	10,410
(12 mo. LIBOR US + 1.90%), 2.15%, 01/01/42(b)	1	680
Freddie Mac Multifamily Structured Pass Through Certificates
Series K031, Class A2, 3.30%, 04/25/23(b)	271	268,937
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,493,144
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,133,319
Series K061, Class A2, 3.35%, 11/25/26(b)	1,590	1,522,199
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,129,459
Series K076, Class A2, 3.90%, 04/25/28	2,390	2,313,837
Series K115, Class A2, 1.38%, 06/25/30	2,840	2,265,947
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 07/15/38	52	54,016
7.50%, 08/20/30	2	2,182
6.00%, 01/15/32 - 10/20/38	123	131,351
5.00%, 11/20/33 - 05/20/49	1,067	1,075,042
5.50%, 05/20/36 - 04/20/48	362	377,117
4.50%, 03/15/39 - 10/20/52(g)	3,457	3,338,425
4.00%, 09/15/40 - 10/20/52(g)	5,606	5,317,702
3.50%, 01/15/41 - 10/20/52(g)	10,517	9,673,808
3.00%, 01/20/43 - 10/20/52(g)	13,883	12,379,792
2.50%, 12/20/46 - 10/20/52(g)	18,547	15,955,030
2.00%, 08/20/50 - 10/20/52(g)(h)	17,868	14,938,960
Uniform Mortgage-Backed Securities
6.00%, 11/01/22 - 09/01/38	509	533,251
4.50%, 04/01/23 - 10/13/52(g)	6,314	6,098,217
5.00%, 01/01/24 - 10/13/52(g)	3,479	3,580,425
4.00%, 06/01/24 - 10/13/52(g)	37,035	34,519,635
3.00%, 12/01/26 - 10/13/52(g)	32,880	29,240,024
2.50%, 09/01/28 - 10/13/52(g)	64,687	55,216,738
7.50%, 09/01/29	2	1,822
6.50%, 12/01/30 - 01/01/36	424	439,093
3.50%, 11/01/31 - 10/13/52(g)	15,541	14,332,254
7.00%, 01/01/32 - 06/01/32	16	16,086
5.50%, 10/01/32 - 01/01/47	1,915	1,968,855

12

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.00%, 12/01/35 - 10/13/52(g)	$97,002	$80,453,973
1.50%, 03/01/36 - 11/01/51(g)	14,368	11,697,495

		345,569,839

Total U.S. Government Sponsored Agency Securities — 34.3% (Cost: $410,357,506)		364,912,159

Total Long-Term Investments — 94.8% (Cost: $1,129,236,449)		1,009,277,157

	Shares

Short-Term Securities

Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(i)(j)(k)	109,995,589	110,028,588
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(i)(j)	100,000	100,000

		110,128,588

	Par (000)

U.S. Treasury Obligations — 2.3%
U.S. Treasury Bills, 3.32%, 12/29/22(l)	$25,000	24,806,584

Total Short-Term Securities — 12.7% (Cost: $134,876,104)		134,935,172

Total Investments Before TBA Sale Commitments — 107.5% (Cost: $1,264,112,553)		1,144,212,329

TBA Sale Commitments(g)

Mortgage-Backed Securities — (2.0)%
Ginnie Mae Mortgage-Backed Securities, 3.50%, 10/20/52	(300)	(272,848)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 10/18/37 - 10/13/52	$(4,150)	$(3,438,078)
2.50%, 10/13/52	(19,750)	(16,566,469)
3.00%, 10/13/52	(500)	(435,098)
4.00%, 10/13/52	(700)	(649,496)

Total TBA Sale Commitments — (2.0)% (Proceeds: $(22,210,478))		(21,361,989)

Total Investments, Net of TBA Sale Commitments — 105.5% (Cost: $1,241,902,075)		1,122,850,340

Liabilities in Excess of Other Assets — (5.5)%		(58,973,291)

Net Assets — 100.0%		$ 1,063,877,049

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	When-issued security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)	Rates are discount rates or a range of discount rates as of period end.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$67,351,856	$42,660,400	(a)	$—	$(23,639)	$39,971	$110,028,588	109,995,589	$105,048	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	712		—

					$(23,639)	$39,971	$110,128,588		$105,760		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Australian Treasury Bonds	253	12/15/22	$18,953	$(395,001)
10-Year U.S. Treasury Note	1,024	12/20/22	114,752	(4,931,622)
10-Year U.S. Ultra Long Treasury Note	150	12/20/22	17,777	(813,441)
U.S. Long Bond	461	12/20/22	58,317	(4,179,383)
Ultra U.S. Treasury Bond	339	12/20/22	46,337	(3,961,499)
2-Year U.S. Treasury Note	164	12/30/22	33,671	(558,374)
5-Year U.S. Treasury Note	788	12/30/22	84,661	(2,781,983)

				(17,621,303)

Short Contracts
Euro BTP	25	12/08/22	2,744	124,581
Euro Bund	153	12/08/22	20,766	677,156
Euro OAT	86	12/08/22	11,136	505,208
10-Year Canadian Bond	234	12/19/22	20,936	33,460
Long Gilt	71	12/28/22	7,642	442,100

				1,782,505

				$(15,838,798)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	767,332	AUD	1,110,000	Standard Chartered Bank	12/15/22	$56,488
USD	200,074	CAD	270,000	BNY Mellon	12/15/22	4,567
USD	548,445	CAD	730,000	BNY Mellon	12/15/22	19,851
USD	67,287	CAD	90,000	Royal Bank of Canada	12/15/22	2,118
USD	60,314	CZK	1,470,000	Societe Generale	12/15/22	2,103
USD	413,416	HKD	3,240,000	Royal Bank of Canada	12/15/22	113

						$85,240

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	USD	48,816	$1,913,827	$2,312,899	$(399,072)
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	133,300	409,151	(195,221)	604,372

						$2,322,978	$2,117,678	$205,300

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

2.35%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	12/21/22	(a)	12/23/24	EUR	329,930	$3,778,154	$(252,361)	$4,030,515

1-Day SONIA, 2.19%	Annual	4.17%	Annual	12/21/22	(a)	12/23/24	GBP	198,720	(6,085,090)	86,031	(6,171,121)

0.18%	Annual	1-Day FEDL, 3.08%	Annual	N/A		10/20/25	USD	2,500	277,477	—	277,477

1-Day SOFR, 3.07%	Annual	0.18%	Annual	N/A		10/20/25	USD	2,500	(286,557)	—	(286,557)

6-Month EURIBOR, 1.81%	Semi-Annual	2.86%	Annual	12/21/22	(a)	12/22/25	EUR	7,830	(27,706)	(28,019)	313

1-Day SOFR, 3.07%	Annual	3.77%	Annual	12/21/22	(a)	12/22/25	USD	14,010	(29,971)	641	(30,612)

3.79%	Quarterly	3-Month BBSW, 3.06%	Quarterly	12/21/22	(a)	12/22/25	AUD	8,960	46,625	59	46,566

14

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

3.92%	Semi-Annual	3-Month Canada Bank Acceptance, 4.20%	Semi-Annual	12/21/22	(a)	12/22/25	CAD	5,340	$4,391	$2,120	$2,271

4.39%	Annual	1-Day SONIA, 2.19%	Annual	12/21/22	(a)	12/22/25	GBP	10,560	350,202	54,372	295,830

6-Month EURIBOR, 1.81%	Semi-Annual	2.38%	Annual	12/21/22	(a)	12/21/27	EUR	135,640	(3,939,636)	154,379	(4,094,015)

2.96%	Annual	1-Day SOFR, 3.07%	Annual	12/21/22	(a)	12/21/27	USD	31,415	1,197,162	124,273	1,072,889

3.07%	Annual	1-Day SOFR, 3.07%	Annual	12/21/22	(a)	12/21/27	USD	74,230	2,468,614	493,088	1,975,526

3.49%	Annual	1-Day SONIA, 2.19%	Annual	12/21/22	(a)	12/21/27	GBP	97,710	7,506,625	265,316	7,241,309

8.72%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	66,670	53,573	29	53,544

8.91%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	14,610	6,583	6	6,577

9.00%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	21,410	6,009	10	5,999

9.07%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	11,140	1,759	5	1,754

3-Month KRW CDC, 3.24%	Quarterly	0.00%	Quarterly	03/15/23	(a)	03/15/28	KRW	1,157,780	4,563	9	4,554

3-Month KRW CDC, 3.24%	Quarterly	0.00%	Quarterly	03/15/23	(a)	03/15/28	KRW	414,780	3,281	3	3,278

3-Month KRW CDC, 3.24%	Quarterly	0.00%	Quarterly	03/15/23	(a)	03/15/28	KRW	414,780	2,860	4	2,856

3-Month KRW CDC, 3.24%	Quarterly	0.00%	Quarterly	03/15/23	(a)	03/15/28	KRW	955,200	4,129	8	4,121

3-Month KRW CDC, 3.24%	Quarterly	0.00%	Quarterly	03/15/23	(a)	03/15/28	KRW	1,048,210	1,569	8	1,561

1-Day SSARON, 0.44%	Annual	1.56%	Annual	03/15/23	(a)	03/15/28	CHF	4,700	(55,435)	13,503	(68,938)

1-Day SSARON, 0.44%	Annual	2.06%	Annual	03/15/23	(a)	03/15/28	CHF	920	11,554	10	11,544

1-Day SSARON, 0.44%	Annual	2.06%	Annual	03/15/23	(a)	03/15/28	CHF	820	10,019	9	10,010

1-Day SSARON, 0.44%	Annual	2.10%	Annual	03/15/23	(a)	03/15/28	CHF	510	7,200	6	7,194

6-Month EURIBOR, 1.81%	Semi-Annual	2.44%	Annual	03/15/23	(a)	03/15/28	EUR	3,440	(100,457)	9,484	(109,941)

2.52%	Quarterly	1-Day THOR, 0.98%	Quarterly	03/15/23	(a)	03/15/28	THB	11,440	6,943	3	6,940

2.60%	Quarterly	1-Day THOR, 0.98%	Quarterly	03/15/23	(a)	03/15/28	THB	13,330	6,833	4	6,829

2.62%	Quarterly	1-Day THOR, 0.98%	Quarterly	03/15/23	(a)	03/15/28	THB	8,940	4,356	3	4,353

3.01%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	4,985	70,391	40	70,351

3.02%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	1,875	25,881	15	25,866

3.11%	Annual	3-Month STIBOR, 1.73%	Quarterly	03/15/23	(a)	03/15/28	SEK	2,730	2,976	3	2,973

1-Day SOFR, 3.07%	Annual	3.18%	Annual	03/15/23	(a)	03/15/28	USD	2,390	(62,630)	10,461	(73,091)

3.24%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	760	5,181	6	5,175

1-Day SOFR, 3.07%	Annual	3.29%	Annual	03/15/23	(a)	03/15/28	USD	860	(18,467)	10	(18,477)

1-Day SOFR, 3.07%	Annual	3.30%	Annual	03/15/23	(a)	03/15/28	USD	1,380	(28,530)	15	(28,545)

3.31%	Annual	3-Month STIBOR, 1.73%	Quarterly	03/15/23	(a)	03/15/28	SEK	6,730	1,691	7	1,684

1-Day SOFR, 3.07%	Annual	3.35%	Annual	03/15/23	(a)	03/15/28	USD	1,010	(18,818)	11	(18,829)

3.51%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	480	(797)	4	(801)

3-Month HIBOR, 3.33%	Quarterly	3.52%	Quarterly	03/15/23	(a)	03/15/28	HKD	16,490	(52,769)	23	(52,792)

3-Month HIBOR, 3.33%	Quarterly	3.53%	Quarterly	03/15/23	(a)	03/15/28	HKD	7,420	(23,617)	11	(23,628)

3.57%	Semi-Annual	3-Month Canada Bank Acceptance, 4.20%	Semi-Annual	03/15/23	(a)	03/15/28	CAD	760	1,594	(231)	1,825

3.58%	Semi-Annual	3-Month Canada Bank Acceptance, 4.20%	Semi-Annual	03/15/23	(a)	03/15/28	CAD	720	1,382	302	1,080

3.60%	Semi-Annual	3-Month Canada Bank Acceptance, 4.20%	Semi-Annual	03/15/23	(a)	03/15/28	CAD	13,450	17,693	(33,912)	51,605

3-Month HIBOR, 3.33%	Quarterly	3.68%	Quarterly	03/15/23	(a)	03/15/28	HKD	6,270	(14,635)	9	(14,644)

3.69%	Annual	6-Month NIBOR, 3.46%	Semi-Annual	03/15/23	(a)	03/15/28	NOK	10,840	(8,841)	(1,927)	(6,914)

1-Day SOFR, 3.07%	Annual	3.73%	Annual	03/15/23	(a)	03/15/28	USD	550	(856)	6	(862)

6-Month BBSW, 3.57%	Semi-Annual	4.03%	Semi-Annual	03/15/23	(a)	03/15/28	AUD	1,090	(9,194)	8	(9,202)

3-Month BBR, 0.85%	Quarterly	4.10%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	1,010	(11,692)	7	(11,699)

3-Month BBR, 0.85%	Quarterly	4.20%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	850	(7,796)	5	(7,801)

3-Month BBR, 0.85%	Quarterly	4.24%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	850	(7,008)	5	(7,013)

3-Month BBR, 0.85%	Quarterly	4.25%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	930	(7,417)	6	(7,423)

4.84%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	16,400	11,929	7	11,922

4.96%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	21,490	11,024	10	11,014

5.09%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	29,680	8,707	13	8,694

5.14%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	20,040	4,154	9	4,145

5.16%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	19,370	3,348	9	3,339

5.20%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	8,640	972	4	968

5.95%	Annual	6-Month WIBOR, 7.41%	Semi-Annual	03/15/23	(a)	03/15/28	PLN	3,420	26,937	8	26,929

3-Month JIBAR, 6.47%	Quarterly	8.57%	Quarterly	03/15/23	(a)	03/15/28	ZAR	60,560	(69,774)	39	(69,813)

3-Month JIBAR, 6.47%	Quarterly	8.65%	Quarterly	03/15/23	(a)	03/15/28	ZAR	11,260	(10,931)	7	(10,938)

3-Month JIBAR, 6.47%	Quarterly	8.74%	Quarterly	03/15/23	(a)	03/15/28	ZAR	13,200	(10,392)	8	(10,400)

1-Day SOFR, 3.07%	Annual	0.54%	Annual	N/A		10/21/30	USD	1,250	(269,247)	—	(269,247)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

0.55%	Annual	1-Day FEDL, 3.08%	Annual	N/A		10/21/30	USD	1,250	$262,726	$—	$262,726

6-Month EURIBOR, 1.81%	Semi-Annual	2.55%	Annual	12/21/22	(a)	12/21/32	EUR	34,060	(1,612,324)	48,774	(1,661,098)

1-Day SOFR, 3.07%	Annual	2.90%	Annual	12/21/22	(a)	12/21/32	USD	36,775	(2,002,587)	(24,678)	(1,977,909)

1-Day SOFR, 3.07%	Annual	3.00%	Annual	12/21/22	(a)	12/21/32	USD	58,930	(2,728,633)	(693,743)	(2,034,890)

1-Day SONIA, 2.19%	Annual	3.10%	Annual	12/21/22	(a)	12/21/32	GBP	9,530	(1,130,382)	(71,128)	(1,059,254)

3.28%	Annual	1-Day SONIA, 2.19%	Annual	12/21/22	(a)	12/21/32	GBP	17,170	1,762,599	(25,139)	1,787,738

3.31%	Annual	1-Day SONIA, 2.19%	Annual	12/21/22	(a)	12/21/32	GBP	17,400	1,752,065	263,530	1,488,535

0.74%	Annual	1-Day SOFR, 3.07%	Annual	N/A		10/22/35	USD	500	143,745	—	143,745

1-Day FEDL, 3.08%	Annual	0.78%	Annual	N/A		10/22/35	USD	500	(139,747)	—	(139,747)

0.84%	Annual	1-Day SOFR, 3.07%	Annual	N/A		10/22/40	USD	1,000	342,267	—	342,267

1-Day FEDL, 3.08%	Annual	0.90%	Annual	N/A		10/22/40	USD	1,000	(330,323)	—	(330,323)

0.90%	Annual	1-Day SOFR, 3.07%	Annual	N/A		10/20/50	USD	500	200,008	—	200,008

1-Day FEDL, 3.08%	Annual	0.98%	Annual	N/A		10/20/50	USD	500	(190,888)	—	(190,888)

2.18%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	12/21/22	(a)	12/23/52	EUR	19,930	847,648	(92,055)	939,703

2.73%	Annual	1-Day SOFR, 3.07%	Annual	12/21/22	(a)	12/23/52	USD	8,525	527,347	(108,337)	635,684

2.76%	Annual	1-Day SOFR, 3.07%	Annual	12/21/22	(a)	12/23/52	USD	8,040	456,266	164,905	291,361

1-Day SONIA, 2.19%	Annual	2.99%	Annual	12/21/22	(a)	12/23/52	GBP	7,300	(956,362)	42,901	(999,263)

1-Day SONIA, 2.19%	Annual	3.00%	Annual	12/21/22	(a)	12/23/52	GBP	7,390	(952,768)	(236,309)	(716,459)

									$1,046,735	$166,722	$880,013

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Reference	Frequency	Rate	Frequency

2.07%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	02/15/32	EUR	2,635	$186,161	$62	$186,099

2.74%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	06/15/32	EUR	2,630	(61,707)	59	(61,766)

							$124,454	$121	$124,333

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

16

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$122,656,495	$—	$122,656,495
Common Stocks	—	—	1	1
Corporate Bonds	—	389,274,443	—	389,274,443
Foreign Agency Obligations	—	4,203,413	—	4,203,413
Municipal Bonds	—	8,949,112	—	8,949,112
Non-Agency Mortgage-Backed Securities	—	119,270,711	10,823	119,281,534
U.S. Government Sponsored Agency Securities	—	364,912,159	—	364,912,159
Short-Term Securities
Money Market Funds	110,128,588	—	—	110,128,588
U.S. Treasury Obligations	—	24,806,584	—	24,806,584
Liabilities
Investments
TBA Sale Commitments	—	(21,361,989)	—	(21,361,989)

	$110,128,588	$1,012,710,928	$10,824	$1,122,850,340

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$604,372	$—	$604,372
Foreign Currency Exchange Contracts	—	85,240	—	85,240
Interest Rate Contracts	1,782,505	21,393,147	—	23,175,652
Other Contracts	—	186,099	—	186,099
Liabilities
Credit Contracts	—	(399,072)	—	(399,072)
Interest Rate Contracts	(17,621,303)	(20,513,134)	—	(38,134,437)
Other Contracts	—	(61,766)	—	(61,766)

	$(15,838,798)	$1,294,886	$—	$(14,543,912)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

Currency Abbreviation (continued)

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

FEDL	Fed Funds Effective Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	Advantage CoreAlpha Bond Master Portfolio

Portfolio Abbreviation (continued)

MXIBOR	Mexico Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

18